Investments , Marketable Securities, Credit Losses on and Maturities of Debt Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Jul. 25, 2014
Available-for-sale securities
Investments	$ 12,838	$ 10,211	$ 12,626
Long-term Investments	821	843	813
Credit Loss Portion of Other-than-temporary Impairments on Debt Securities
Ending balance	4	9	4
Beginning Balance	9	20	4
Reductions for securities sold during the period	5	11
Ending Balance	4	9	4
AFS Debt Maturities
Due in one year or less	1,412		1,426
Due after one year through five years	6,368		5,961
Due after five years through 10 years	2,859		2,689
Due after 10 years	115		141
Total debt securities	10,754		10,217
Investments
Available-for-sale securities
Available-for-sale securities, fair value	12,771		12,557
Trading securities	67	50	69
Cost method, equity method, and other investments	0	0	0
Other Assets
Available-for-sale securities
Available-for-sale securities, fair value	155		195
Trading securities	0	0	0
Cost method, equity method, and other investments	$ 666	$ 549	$ 618